VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2N
WINDSOR, CT 06094-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

February 5, 2016

BY EDGARLINK

Sonny Oh, Esq.

Senior Counsel

Insured Investments Office

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Separate Account B of Voya Insurance and Annuity Company

             Post-Effective Amendment No. 25 to Registration Statement on Form N-4

             Prospectus Title:  Voya Architect Variable Annuity

             File Nos.:  333-133944 and 811-05626

Dear Mr. Oh:

On behalf of Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing under Rule 485(a) of the 1933 Act, Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 with respect to deferred combination variable and fixed annuity contracts (the “Contracts”) offered by the Company through the Account.

The purpose of this filing is to:

•         Add disclosure via supplement regarding a limited time Enhanced Annuitization Offer (the “Offer”) for Contracts with the Minimum Guaranteed Income Benefit Rider. We intend to make the Offer to eligible contract owners who purchased the Minimum Guaranteed Income Benefit Rider with Form Number IU-RA-1047(08/06) (the “MGIB Rider”). Contract owners that choose to accept the Offer will have their MGIB Benefit Base, which is used to determine annuity payments under the MGIB Rider, enhanced by a certain percentage. The Offer does not enhance a contract owner’s cash surrender value in exchange for surrendering the Contract; and

•         Make certain nonmaterial changes to the prospectus in order to update and clarify disclosure.

Please note that information within brackets in the Offer supplement is subject to change but will be finalized, and the brackets removed, in the subsequent 485(b) filing to incorporate any comments that you may have.

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U.S. Securities Exchange Commission

Page Two

Selective Review

The disclosure in the supplement regarding the Offer is not substantially different from the disclosure about a prior MGIB enhancement offer contained a supplement to the Company’s Post-Effective Amendment No. 56 to the Registration Statement on Form N-4 (File No. 333-28755) and subsequent post-Effective Amendment No. 57, which were filed electronically on May 2, 2014, and July 18, 2014, respectively, and went effective on July 21, 2014 (the “Prior Filing”). Because of the substantial similarity between the disclosures about the Offer in the supplement contained in this filing and the supplement contained in the

Prior Filing, we request selective review as provided in Investment Company Act Release No. 13768 (February 15, 1984).

It is proposed that this Registration Statement become effective on May 1, 2016. It would be appreciated if you could comment as soon as possible so that we might incorporate any such comments in an early-April post-effective amendment to be filed pursuant to Rule 485(b) under the 1933 Act. At that time we will include financial statements, exhibits and other required and updated disclosures.

A copy of this Registration Statement marked against the registration statement filed on and accepted by the SEC on May 1, 2015, (Accession No 0000836687-15-000063) is being sent to you under separate cover.

If you have any questions, please call me at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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